Exhibit 99.1

Permanent Monthly Report

Date of Report: 12 Jun 2007	For period from 1 May 2007 to 31 May 2007

Mortgages Trust Determination Date	1 Jun 2007
Mortgages Trust Distribution Date	5 Jun 2007
Current Funding 1 Interest Period	12 Mar 2007 to 11 Jun 2007
Current Funding 2 Interest Period	16 Apr 2007 to 16 Jul 2007

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Halifax plc
Servicer	Halifax plc
Cash Manager	Halifax plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£42,362,816,174.02
Current Principal Balance	£41,167,745,252.50
Opening Trust Assets	£100.00
Total	£41,167,745,352.50

Number of loans in pool at start of period	562,435
Current number of loans in pool	548,647

Funding 1 Issuer Notes outstanding (GBP)	£26,966,459,500.00
less Cash Accumulation Ledger balance	£484,000,000.00
less Funding 1 Principal Ledger balance	£2,145,257,250.00
less Principal Deficiency Ledger balance	£504,183.23
Funding 1 Share	£24,336,698,066.77
Funding 1 Share %	59.11609%

Funding 2 Issuer Notes outstanding (GBP)	£9,847,880,000.00
less Cash Accumulation Ledger balance	£—
less Funding 2 Principal Ledger balance	£535,362,198.69
less Principal Deficiency Ledger balance	£81,341.35
Funding 2 Share	£9,312,436,559.96
Funding 2 Share %	22.62077%

Seller Share	£7,518,610,625.77
Seller Share %	18.26314%
Minimum Seller Share	£2,064,850,054.78
Minimum Seller Share %	5.01570%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 5 Jun 2007

Mortgages Trust Revenue Receipts	£193,015,997.80
Mortgages Trust Principal Receipts	£1,202,344,974.73
Total received by Mortgages Trustee	£1,395,360,972.53

Revenue distribution
Amounts due to the Servicer	£1,798,968.91
Other amounts due	£1,172.32
Paid to Permanent Funding (No. 1) Limited	£112,168,701.03
Paid to Permanent Funding (No. 2) Limited	£42,383,151.36
Paid to the Seller	£36,664,004.18
£193,015,997.80

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£309,039,250.00
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£893,305,724.73

£1,202,344,974.73

Master Issuer Distribution 16 Apr 2007

Master Issuer Revenue Receipts	£106,887,114.95
Master Issuer Principal Receipts	£—
Total received by Master Issuer	£106,887,114.95

Revenue distribution
Amounts due to Security Trustee	£5,000.00
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£27,015.24
Amounts due to Cash Manager	£473,363.48
Amounts due to Corporate Svcs Provider	£—
Amounts due Swap Provider re Class A notes	£79,193,892.21
Interest due on Class A notes	£19,940,647.62
Amounts due Swap Provider re Class B notes	£2,657,750.12
Interest due on Class B notes	£877,540.32
Amounts due Swap Provider re Class C notes	£2,794,785.69
Interest due on Class C notes	£916,879.77
Retained by the Master Issuer	£240.50
£106,887,114.95

Principal distribution
Amounts due Swap Provider re Class A notes	£—
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£—
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£—
Principal due on Class C notes	£—

£—

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.50%
Current HVR2 rate	6.90%
Current Flexible Variable rate	6.65%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.60925%

Arrears & Possessions

Months in arrears	Aggregate outstanding balance	% of Total	Aggregate amount of Arrears	Number of accounts	% of Total

Current - < 1 month	£39,987,891,152.37	97.13%	£2,106,209.72	536,212	97.73%
1 - < 2 months	£538,549,598.97	1.31%	£4,165,563.85	5,813	1.06%
2 - < 3 months	£170,402,381.19	0.41%	£2,642,020.98	1,850	0.34%
3 - < 6 months	£245,619,584.40	0.60%	£6,809,700.16	2,572	0.47%
6 - < 12 months	£159,825,395.33	0.39%	£8,420,565.06	1,614	0.29%
>= 12 months	£65,457,140.24	0.16%	£6,477,495.00	586	0.11%
Total	£41,167,745,252.50	100.00%	£30,621,554.77	548,647	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total

Brought forward	£20,001,072.22	0.05%	173	0.03%
Repossessed			49	0.01%
Sold			47	0.01%
Relinquished			—	0.00%
Carried forward	£21,164,107.44	0.05%	175	0.03%

Average time from possession to sale in days (this period)	98

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Period	Balance of accounts	Number of accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
May 2007	2.84%	29.21%	34.62%	33.90%
April 2007	3.39%	33.85%	34.17%	33.96%
March 2007	4.27%	40.80%	32.97%	33.44%

   1-month annualised CPR is calculated as 1 - ( (1-R) ^ 12 )

   3-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.

 12-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
May 2007	0.36992%
April 2007	0.34426%
March 2007	0.36640%

Excess spread is equal to the yield above, plus interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes. [n.b. Definition of excess spread amended to more accurately represent calculation.  Actual calculation has not changed.]

Range of outstanding balances at end of period	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
£0 - £24,999.99	£1,336,960,573.85	3.25%	98,410	17.94%
£25,000 - £49,999.99	£4,966,703,252.78	12.06%	133,861	24.40%
£50,000 - £74,999.99	£6,397,617,651.38	15.54%	103,352	18.84%
£75,000 - £99,999.99	£6,502,981,768.37	15.80%	75,071	13.68%
£100,000 - £124,999.99	£5,618,952,218.75	13.65%	50,297	9.17%
£125,000 - £149,999.99	£4,383,464,090.89	10.65%	32,131	5.86%
£150,000 - £174,999.99	£3,099,037,236.88	7.53%	19,231	3.51%
£175,000 - £199,999.99	£2,173,873,576.44	5.28%	11,670	2.13%
£200,000 - £224,999.99	£1,604,267,110.47	3.90%	7,594	1.38%
£225,000 - £249,999.99	£1,184,708,544.35	2.88%	5,010	0.91%
£250,000 - £299,999.99	£1,469,949,945.91	3.57%	5,425	0.99%
£300,000 - £349,999.99	£972,597,533.84	2.36%	3,027	0.55%
£350,000 - £399,999.99	£633,012,346.43	1.54%	1,702	0.31%
£400,000 - £449,999.99	£488,953,051.00	1.19%	1,159	0.21%
£450,000 - £500,000	£324,900,360.80	0.79%	690	0.13%
>£500,000	£9,765,990.36	0.02%	17	0.00%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

The weighted average current balance is: £ 127,615.89

Range of LTV ratios at origination*	Aggregate balance at Origination	% of Total	Number of accounts	% of Total
0% - 24.99%	£2,433,623,104.00	5.37%	64,896	11.83%
25% - 49.99%	£12,212,512,150.71	26.95%	187,150	34.11%
50% - 74.99%	£18,097,537,093.05	39.93%	178,114	32.46%
75% - 79.99%	£2,939,868,752.00	6.49%	25,075	4.57%
80% - 84.99%	£2,332,359,711.00	5.15%	20,358	3.71%
85% - 89.99%	£2,745,508,465.00	6.06%	24,084	4.39%
90% - 94.99%	£2,711,585,449.00	5.98%	26,379	4.81%
95% - 96.99%	£1,278,163,955.00	2.82%	15,369	2.80%
97%	£563,495,795.00	1.24%	7,206	1.31%
>97%	£3,078,880.00	0.01%	16	0.00%
Total	£45,317,733,354.76	100.00%	548,647	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is: 60.22%

Range of LTV ratios at end of reporting period*	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
0% - 24.99%	£4,994,930,467.94	12.13%	165,296	30.13%
25% - 49.99%	£15,118,054,371.66	36.72%	211,033	38.46%
50% - 74.99%	£15,712,446,629.06	38.17%	131,730	24.01%
75% - 79.99%	£2,448,836,679.53	5.95%	17,906	3.26%
80% - 84.99%	£1,768,999,122.34	4.30%	13,349	2.43%
85% - 89.99%	£873,959,082.37	2.12%	7,192	1.31%
90% - 94.99%	£210,414,019.86	0.51%	1,778	0.32%
95% - 96.99%	£29,917,286.08	0.07%	273	0.05%
97% - 99.99%	£9,209,871.39	0.02%	81	0.01%
>=100%	£977,722.27	0.00%	9	0.00%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is: 50.83%

Region	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
London & South East	£12,264,550,572.95	29.79%	109,500	19.96%
Midlands & East Anglia	£9,076,517,807.91	22.05%	120,294	21.93%
North	£5,577,932,131.68	13.55%	99,602	18.15%
North West	£4,880,063,204.95	11.85%	81,098	14.78%
South Wales & West	£5,919,786,736.99	14.38%	77,409	14.11%
Scotland	£3,400,311,200.25	8.26%	60,339	11.00%
Unknown	£48,583,597.77	0.12%	405	0.07%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
6 - <12	£3,031,155,066.51	7.36%	25,902	4.72%
12 - <18	£5,828,001,145.71	14.16%	53,774	9.80%
18 - <24	£5,784,996,961.75	14.05%	55,185	10.06%
24 - <30	£4,039,853,559.99	9.81%	46,653	8.50%
30 - <36	£4,263,352,671.35	10.36%	49,761	9.07%
36 - <42	£3,232,727,596.64	7.85%	40,410	7.37%
42 - <48	£3,358,177,667.38	8.16%	42,595	7.76%
48 - <54	£2,143,413,934.38	5.21%	31,348	5.71%
54 - <60	£2,102,509,989.85	5.11%	33,218	6.05%
60 - <66	£1,399,336,132.63	3.40%	25,487	4.65%
66 - <72	£1,152,183,841.96	2.80%	23,673	4.31%
>=72	£4,832,036,684.34	11.74%	120,641	21.99%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

The weighted average seasoning of the loans, in months, is: 39.65

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
< 5	£1,016,279,831.16	2.47%	38,638	7.04%
5 - <10	£3,791,276,574.85	9.21%	83,023	15.13%
10 - <15	£5,931,335,370.11	14.41%	96,518	17.59%
15 - <20	£10,371,799,399.19	25.19%	136,748	24.92%
20 - <25	£17,115,706,964.48	41.58%	163,787	29.85%
25 - <30	£2,540,532,199.81	6.17%	23,642	4.31%
30 - <35	£397,659,015.19	0.97%	6,260	1.14%
>=35	£3,155,897.72	0.01%	31	0.01%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

The weighted average remaining term of the loans, in years, is: 18.36

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£26,116,642,024.51	63.44%	356,324	64.95%
Remortgage	£15,051,103,227.99	36.56%	192,323	35.05%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£12,226,992,246.63	29.70%	129,720	23.64%
Semi-detached	£12,158,356,257.67	29.53%	181,587	33.10%
Terraced	£11,560,786,173.17	28.08%	174,322	31.77%
Other*	£5,221,610,575.04	12.68%	63,018	11.49%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£17,595,155,172.32	42.74%	273,145	49.79%
Intermediaries	£23,476,064,972.48	57.03%	273,297	49.81%
Other channels	£96,525,107.70	0.23%	2,205	0.40%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£25,367,832,049.20	61.62%	380,105	69.28%
Interest-only	£15,799,913,203.30	38.38%	168,542	30.72%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£30,420,198,478.23	73.89%	376,522	68.63%
Halifax payment plan	£8,904,754,050.71	21.63%	138,019	25.16%
Other	£1,842,792,723.56	4.48%	34,106	6.22%
Total	£41,167,745,252.50	100.00%	548,647	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£21,019,885.08	0.06%	215	0.05%
Fixed rate loans	£23,399,392,111.53	66.92%	276,225	59.94%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£11,473,003,274.82	32.81%	183,493	39.82%
Flexible loans	£74,205,353.10	0.21%	915	0.20%
Total Special rate and flexible	£34,967,620,624.53	100.00%	460,848	100.00%

Distribution of fixed rate loans

Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£172,766,316.24	0.74%	8,064	2.92%
4.00 - 4.99%	£12,759,799,625.41	54.53%	115,527	41.82%
5.00 - 5.99%	£9,557,473,327.98	40.84%	133,169	48.21%
6.00 - 6.99%	£908,386,293.17	3.88%	19,428	7.03%
7.00 - 7.99%	£966,548.73	0.00%	37	0.01%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£23,399,392,111.53	100.00%	276,225	100.00%

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
2007	£4,830,619,362.35	20.64%	49,041	17.75%
2008	£9,673,735,545.90	41.34%	97,281	35.22%
2009	£4,223,604,817.26	18.05%	50,425	18.26%
2010	£1,670,925,034.16	7.14%	26,301	9.52%
2011	£1,679,595,616.25	7.18%	25,571	9.26%
2012	£647,199,894.37	2.77%	10,227	3.70%
2013	£78,550,218.98	0.34%	1,156	0.42%
2014	£298,343,584.65	1.28%	4,006	1.45%
2015	£149,120,971.53	0.64%	3,442	1.25%
2016	£99,265,030.60	0.42%	1,538	0.56%
2017	£48,432,035.48	0.21%	7,237	2.62%
Total	£23,399,392,111.53	100.00%	276,225	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share %	Funding 2 Share %	Seller Share %
1-May-07	£42,362,816,174.02	£24,645,839,781.93	£9,312,475,276.61	£8,404,501,115.48	58.1793%	21.9832%	19.8375%
2-Apr-07	£43,841,899,914.54	£24,645,946,460.62	£9,847,567,901.31	£9,348,385,552.61	56.2166%	22.4620%	21.3214%
1-Mar-07	£45,792,812,937.08	£26,481,699,652.03	£9,847,677,616.84	£9,463,435,668.21	57.8305%	21.5053%	20.6643%

Revenue Ledger

	Revenue receipts on
Month	the loans	GIC interest	Total
May 2007	£188,880,703.60	£4,135,294.20	£193,015,997.80
April 2007	£190,817,641.11	£4,324,158.58	£195,141,799.69
March 2007	£203,353,742.22	£5,751,841.69	£209,105,583.91

Distribution

		Other amounts per
Month	Servicer	Priority of Payments	Funding 1	Funding 2	Seller
May 2007	£1,798,968.91	£1,172.32	£112,168,701.03	£42,383,151.36	£36,664,004.18
April 2007	£1,801,721.91	£135.88	£109,592,096.57	£43,788,780.48	£39,959,064.85
March 2007	£1,944,626.30	£1,000.00	£120,785,426.81	£44,916,162.13	£41,458,368.67

Principal Ledger

	Principal receipts on the	Principal for Further
Month	loans	Advances	Total
May 2007	£771,531,255.66	£430,813,719.07	£1,202,344,974.73
April 2007	£908,301,751.19	£575,809,356.73	£1,484,111,107.92
March 2007	£1,463,298,003.16	£494,331,571.10	£1,957,629,574.26

Distribution

Month	Funding 1	Funding 2	Seller
May 2007	£309,039,250.00	£—	£893,305,724.73
April 2007	£—	£535,050,000.00	£949,061,107.92
March 2007	£1,835,458,152.03	£—	£122,171,422.23

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
May 2007	£176,119.59	£102,465.16	£38,716.65	£34,937.78	£5,269,745.53
April 2007	£189,763.75	£106,678.69	£42,624.70	£40,460.36	£5,093,625.94
March 2007	£510,179.72	£295,039.38	£109,715.53	£105,424.81	£4,903,862.19

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
May 2007	£102,465.16	£—	£504,183.23
April 2007	£106,678.69	£—	£401,718.07
March 2007	£295,039.38	£759,847.97	£295,039.38

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
May 2007	£—	£—	£545,000,000.00	£545,000,000.00
April 2007	£—	£—	£545,000,000.00	£545,000,000.00
March 2007	£—	£—	£545,000,000.00	£545,000,000.00

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
May 2007	£—	£—	£—	£150,000,000.00
April 2007	£—	£—	£—	£150,000,000.00
March 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
May 2007	£38,716.65	£—	£81,341.35
April 2007	£42,624.70	£214,707.57	£42,624.70
March 2007	£109,715.53	£—	£214,707.57

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
May 2007	£—	£—	£164,273,375.11	£167,700,000.00
April 2007	£3,426,624.89	£—	£164,273,375.11	£167,700,000.00
March 2007	£—	£75,700,000.00	£167,700,000.00	£167,700,000.00

The draw on the Funding 2 Reserve Fund is not due to any credit related issues but is solely for liquidity purposes and is due to a technical mismatch between the trust calculation periods and the first interest payment date on the 2007-1 loan tranches / notes.

Trigger events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes outstanding

		Original rating	Expected	Final maturity	Outstanding at start	Outstanding at end	Exchange	Reference
Issuing entity*	Notes	S&P/Moody’s/Fitch	maturity date	date	of period	of period	rate	rate	Margin
Permanent Financing No.1	Series 4 Class A1	AAA / Aaa / AAA	11/Jun/2007	10/Jun/2009	€750,000,000	€750,000,000	1.54959	—	5.10%
Permanent Financing No.1	Series 4 Class A2	AAA / Aaa / AAA	10/Sep/2007	10/Jun/2042	£1,000,000,000	£1,000,000,000	—	5.52750%	0.18%
Permanent Financing No.1	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	—	5.52750%	0.30%
Permanent Financing No.1	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	—	5.52750%	1.20%
Permanent Financing No.2	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2007	10/Dec/2009	$1,750,000,000	$1,750,000,000	1.58049	5.34000%	0.22%
Permanent Financing No.2	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	3.87800%	0.45%
Permanent Financing No.2	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	3.87800%	1.45%
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	5.52750%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.52750%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.52750%	1.45%

Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	5.34000%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.34000%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.34000%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	3.87800%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	5.52750%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	3.87800%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	3.87800%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	3.87800%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	3.87800%	1.23%
Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	5.34000%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	5.34000%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	5.34000%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	5.34000%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	3.87800%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	3.87800%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	3.87800%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	5.52750%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	5.52750%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	5.52750%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	5.52750%	0.90%
Permanent Financing No.5	Series 2 Class A	AAA / Aaa / AAA	11/Dec/2006, 12/Mar/2007, 11/Jun/2007 & 10/Sep/2007	10/Jun/2011	$650,000,000	$650,000,000	1.87200	5.34000%	0.11%
Permanent Financing No.5	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$56,400,000	$56,400,000	1.87195	5.34000%	0.18%
Permanent Financing No.5	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$46,200,000	$46,200,000	1.87196	5.34000%	0.65%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	5.34000%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	5.34000%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	5.34000%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	3.87800%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	3.87800%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	3.87800%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	5.52750%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	5.52750%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	5.52750%	0.85%
Permanent Financing No.6	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007, 11/Jun/2007, 10/Sep/2007 & 10/Dec/2007	12/Dec/2011	$750,000,000	$750,000,000	1.84600	5.34000%	0.09%
Permanent Financing No.6	Series 2 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	$35,800,000	$35,800,000	1.84593	5.34000%	0.14%
Permanent Financing No.6	Series 2 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	$34,700,000	$34,700,000	1.84594	5.34000%	0.45%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£1,000,000,000	£1,000,000,000	—	5.52750%	0.125%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	5.52750%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	5.52750%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	3.87800%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	3.87800%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	3.87800%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.52750%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.52750%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	5.52750%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	5.52750%	0.80%
Permanent Financing No.7	Series 2 Class A	AAA / Aaa / AAA	10/Sep/2007	10/Sep/2014	$1,400,000,000	$1,400,000,000	1.91200	5.34000%	0.04%
Permanent Financing No.7	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$60,700,000	$60,700,000	1.91199	5.34000%	0.11%
Permanent Financing No.7	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$59,200,000	$59,200,000	1.91196	5.34000%	0.33%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	3.87800%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	3.87800%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	3.87800%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	5.52750%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	5.52750%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	5.52750%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	5.52750%	0.10%

Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014		$1,400,000,000		$1,400,000,000	1.83799	5.34000%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042		$69,800,000		$69,800,000	1.83781	5.34000%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042		$82,900,000		$82,900,000	1.83773	5.34000%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032		$1,000,000,000		$1,000,000,000	1.83800	5.34000%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042		$52,000,000		$52,000,000	1.83746	5.34000%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042		$40,400,000		$40,400,000	1.83720	5.34000%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032		€1,000,000,000		€1,000,000,000	1.49031	3.87800%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042		€47,200,000		€47,200,000	1.48990	3.87800%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042		€65,700,000		€65,700,000	1.49013	3.87800%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£400,000,000		£400,000,000	—	5.52750%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032		£600,000,000		£600,000,000	—	5.52750%	0.15%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042		£500,000,000		£500,000,000	—	5.52750%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015		$1,750,000,000		$1,750,000,000	1.74780	5.34000%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042		$67,800,000		$67,800,000	1.74742	5.34000%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042		$72,800,000		$72,800,000	1.74748	5.34000%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033		$1,000,000,000		$1,000,000,000	1.74779	5.34000%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042		$38,000,000		$38,000,000	1.74713	5.34000%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042		$41,900,000		$41,900,000	1.74729	5.34000%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033		€1,600,000,000		€1,600,000,000	1.44970	3.87800%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042		€61,200,000		€61,200,000	1.44955	3.87800%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042		€64,600,000		€64,600,000	1.44941	3.87800%	0.50%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042		£750,000,000		£750,000,000	—	5.52750%	0.11%
Permanent Master Issuer	2006-1 1A	A-1+ / P-1 / F-1+	15/Oct/2007	15/Oct/2007		$1,000,000,000		$1,000,000,000	1.86898	5.32000%	-0.02%
Permanent Master Issuer	2006-1 1B	AA / Aa3 / AA	15/Oct/2007	15/Jul/2042		$35,800,000		$35,800,000	1.86848	5.35563%	0.08%
Permanent Master Issuer	2006-1 1C	BBB / Baa2 / BBB	15/Oct/2007	15/Jul/2042		$35,800,000		$35,800,000	1.86848	5.35563%	0.20%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015		$1,750,000,000		$1,750,000,000	1.86900	5.35563%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.35563%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.35563%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$	350,000,000	CA$	350,000,000	2.10691	4.34429%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015		€500,000,000		€500,000,000	1.48544	3.96800%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033		€1,750,000,000		€1,750,000,000	1.48544	3.96800%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	3.96800%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	3.96800%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033		$1,500,000,000		$1,500,000,000	1.86900	5.35563%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£500,000,000		£500,000,000	—	5.60000%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£600,000,000		£600,000,000	—	5.60000%	0.12%
Permanent Master Issuer	2007-1 1A	A-1+ / P-1 / F-1+	15/Jan/2008	15/Jan/2008		$1,000,000,000		$1,000,000,000	1.95248	5.32000%	-0.02%
Permanent Master Issuer	2007-1 1B	AA / Aa3 / AA	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.35563%	0.05%
Permanent Master Issuer	2007-1 1C	BBB / Baa2 / BBB	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.35563%	0.17%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,500,000,000		$1,500,000,000	1.95249	5.35563%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,000,000,000		$1,000,000,000	1.95248	5.35563%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	5.60000%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	5.60000%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033		€1,500,000,000		€1,500,000,000	1.48743	3.96800%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033		$1,350,000,000		$1,350,000,000	1.95248	5.35563%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	5.60000%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	5.60000%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033		£650,000,000		£650,000,000	—	5.60000%	0.10%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill
LP/3/3/SEC
Trinity Road
Halifax
HX1 2RG

Tel:	+44 (0) 113 235 2176
Fax:	+44 (0) 113 235 7511

e-mail:  traceyhill@halifax.co.uk

Reports can be obtained from :
markunsworth@halifax.co.uk
or:
SEC EDGAR database @:  www.sec.gov/edgar
Bloomberg under ticker: Perma or Permm